Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Unearned Employee Stock Ownership Plan Shares [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2014	$ 10,000	$ 91	$ 50,207	$ 77,805	$ (418)	$ (2,610)	$ (59,062)	$ 76,013
Net income				2,956				2,956
Other comprehensive income (loss)					204			204
Redemption of preferred stock	(10,000)							(10,000)
Restricted stock awards			(332)				332	0
Restricted stock awards forfeiture			9				(9)	0
Amortization of restricted stock awards			447					447
Preferred stock dividends				(225)				(225)
Earned employee stock ownership plan shares			57			193		250
Balance at Dec. 31, 2015	0	91	50,388	80,536	(214)	(2,417)	(58,739)	69,645
Balance at Dec. 31, 2014	10,000	91	50,207	77,805	(418)	(2,610)	(59,062)	76,013
Net income								6,350
Balance at Dec. 31, 2016	0	91	50,566	86,886	(820)	(2,223)	(58,581)	75,919
Balance at Dec. 31, 2015	0	91	50,388	80,536	(214)	(2,417)	(58,739)	69,645
Net income				6,350				6,350
Other comprehensive income (loss)					(606)			(606)
Restricted stock awards			(158)				158	0
Amortization of restricted stock awards			177					177
Earned employee stock ownership plan shares			80			194		274
Stock compensation expense			79					79
Balance at Dec. 31, 2016	0	91	50,566	86,886	(820)	(2,223)	(58,581)	75,919
Net income				4,404				4,404
Other comprehensive income (loss)					21			(137)
Restricted stock awards			(278)				278	0
Amortization of restricted stock awards			147					147
Earned employee stock ownership plan shares			147			193		340
Stock compensation expense			41					41
Reclassification of certain income tax effects from accumulated other comprehensive income				158	(158)			0
Stock awards withheld for tax withholding							(54)	(54)
Balance at Dec. 31, 2017	$ 0	$ 91	$ 50,623	$ 91,448	$ (957)	$ (2,030)	$ (58,357)	$ 80,818